Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Ownership Interest of Subsidiaries
(a)	Subsidiaries

	Ownership interest as at
	December 31, 2018	December 31, 2017
Gibraltar Mines Ltd.	100%	100%
Curis Resources Ltd.	100%	100%
Curis Holdings (Canada) Ltd.	100%	100%
Florence Copper Inc.	100%	100%
Aley Corporation	100%	100%
672520 BC Ltd.	100%	100%

Summary of Compensation for Key Management Personnel

Compensation for key management personnel (includes all members of the Board of Directors and executive officers) is as follows:

	Year ended December 31,
	2018	2017
Salaries and benefits	6,467	5,015
Post-employment benefits	2,061	1,491
Share-based compensation (recovery) expense	(1,914)	6,849
	6,614	13,355